Annual Total Returns [BarChart] - LVIP T Rowe Price 2020 Fund - Standard Class	May 01, 2021
Bar Chart Table:
2011	0.22%
2012	8.38%
2013	11.13%
2014	4.39%
2015	(2.21%)
2016	4.45%
2017	12.03%
2018	(5.58%)
2019	18.93%
2020	13.27%